CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) (Parenthetical) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Earnings Per Share, Basic	$ (0.00)	$ 0.00	$ (0.00)	$ 0.00
Earnings Per Share, Diluted	$ (0.00)	$ 0.00	$ (0.00)	$ 0.00
Weighted Average Number of Shares Outstanding, Basic	7,445,611,222	5,480,767,991	7,202,813,171	5,385,964,474
Weighted Average Number of Shares Outstanding, Diluted	7,445,611,222	5,480,767,991	7,202,813,171	5,385,964,474